DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Receivables
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 5 - DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2024	2025
	S$’000	S$’000

Deposits	32	10
Prepayments	1,286	20
Other receivables	53	37
	1,371	67

Prepayments primarily relate to costs incurred directly related to the proposed Public Offering and will be charged against the proceeds received upon completion of the offering, should the offering be unsuccessful, these deferred costs will be charged to the statement of operations. In 2025, prepayments decreased significantly following the successful completion of the Company’s initial public offering (“IPO”), as deferred IPO costs of S$1,266,000 previously recognized as prepayments were reclassified and charged against additional paid-in capital.

In aggregate, IPO-related costs of approximately S$2.1 million were charged to additional paid-in capital, as presented in the Statement of Changes in Equity. The excess over the amount reclassified from prepayments relates to additional IPO costs incurred during the year that were not previously capitalized and were recorded directly against additional paid-in capital.